SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
SEGMENT INFORMATION [Abstract]
Schedule of Revenues by Geographic Area
	Years ended December 31,
	2013	2014	2015
	$	$	$
Europe:
- Germany	43,997,078	15,732,066	7,814,269
- Italy	7,747,266	856,757	2,164,856
- Spain	1,558,828	81,246	519,227
- Belgium	1,319,670	244,416	115,498
- France	48,504,587	69,270,852	22,248,618
- Czech Republic and Slovakia	1,806,237	645,756	7,427
- Bulgaria	1,886,258	60,928	162,794
- United Kingdom	6,055,612	7,115,464	9,358,569
- Turkey	2,184,793	3,391,385	16,239,051
- The Netherlands	8,412,013	2,063,336	10,636,374
- Others	25,719,756	5,337,190	11,424,286
Europe total	149,192,098	104,799,396	80,690,969

PRC	97,038,992	137,148,042	195,218,069
India	26,943,051	20,328,345	46,261,046
South Korea	-	8,751	7,801,036
Australia	7,783,075	8,400,530	5,596,174
America	1,837,797	2,400,047	46,403,021
Japan	31,313,082	57,774,158	28,851,457
Others	2,077,599	10,248,428	31,005,580
Total net revenues	316,185,694	341,107,697	441,827,352